TAXES, CHARGES AND CONTRIBUTIONS PAYABLE	12 Months Ended
Dec. 31, 2023
TAXES, CHARGES AND CONTRIBUTIONS PAYABLE [Abstract]
TAXES, CHARGES AND CONTRIBUTIONS PAYABLE
18. TAXES, CHARGES AND CONTRIBUTIONS PAYABLE

	12.31.2025	12.31.2024
Fistel(1)	6,147,772	4,713,786
ICMS	1,417,412	1,328,010
PIS and COFINS	233,775	370,312
Fust and Funttel	106,635	102,773
Other taxes	191,812	199,639
Total	8,097,406	6,714,520

Current	1,516,170	1,585,936
Non-current	6,581,236	5,128,584

(1)Refers to outstanding balances from 2020 to 2025 whose enforceability is suspended, according to decisions of the Federal Regional Court of the First Region, and there is no prospect of the judgment being concluded in the short term. The amount is classified as a non-current liability and is updated by the Selic rate.